Supplemental Information - Supplemental Information of Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 5,017	$ 5,384	$ 5,163	$ 5,567
Restricted cash	837	927
Trade receivables	623	580
Financing receivables	18,662	19,001	21,472
Inventories, net	5,609	5,690
Property, plant and equipment, net	6,397	6,481
Investments in unconsolidated subsidiaries and affiliates	487	527
Equipment under operating leases	1,907	1,835
Goodwill	2,449	2,447	2,484
Other intangible assets, net	787	810
Deferred tax assets	937	1,250
Derivative assets	95	211
Other assets	1,740	1,534
Total Assets	45,547	46,677
LIABILITIES AND EQUITY
Debt	25,276	26,301
Trade payables	5,185	5,342
Deferred tax liabilities	84	334
Pension, postretirement and other postemployment benefits	2,276	2,282
Derivative liability	249	69
Other liabilities	8,005	7,488
Total Liabilities	41,075	41,816
Equity	4,451	4,843	4,961	4,955
Redeemable noncontrolling interest	21	18
Total Liabilities and Equity	45,547	46,677
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	4,649	4,551	4,122	4,010
Restricted cash		15
Trade receivables	596	555
Financing receivables	1,592	2,162
Inventories, net	5,396	5,513
Property, plant and equipment, net	6,395	6,479
Investments in unconsolidated subsidiaries and affiliates	2,886	2,846
Equipment under operating leases	17	10
Goodwill	2,296	2,295
Other intangible assets, net	772	793
Deferred tax assets	1,060	1,087
Derivative assets	98	205
Other assets	1,505	1,271
Total Assets	27,262	27,782
LIABILITIES AND EQUITY
Debt	7,691	8,260
Trade payables	5,042	5,176
Deferred tax liabilities	84	60
Pension, postretirement and other postemployment benefits	2,256	2,263
Derivative liability	239	62
Other liabilities	7,478	7,100
Total Liabilities	22,790	22,921
Equity	4,451	4,843
Redeemable noncontrolling interest	21	18
Total Liabilities and Equity	27,262	27,782
Financial services [Member]
ASSETS
Cash and cash equivalents	368	833	$ 1,041	$ 1,557
Restricted cash	837	912
Trade receivables	58	52
Financing receivables	19,546	19,974
Inventories, net	213	177
Property, plant and equipment, net	2	2
Investments in unconsolidated subsidiaries and affiliates	153	136
Equipment under operating leases	1,890	1,825
Goodwill	153	152
Other intangible assets, net	15	17
Deferred tax assets	188	163
Derivative assets	8	6
Other assets	382	490
Total Assets	23,813	24,739
LIABILITIES AND EQUITY
Debt	20,061	21,176
Trade payables	180	197
Deferred tax liabilities	310	274
Pension, postretirement and other postemployment benefits	20	19
Derivative liability	21	7
Other liabilities	669	611
Total Liabilities	21,261	22,284
Equity	2,552	2,455
Total Liabilities and Equity	$ 23,813	$ 24,739